Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 26.4%
Canada – 0.2%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	2,914	$2,862,204

Japan – 0.5%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	638,860	6,218,265

United States – 25.7%
U.S. Treasury Inflation Index 0.125%, 01/15/2022-01/15/2030 (TIPS)	U.S.$	105,246	111,369,020
0.25%, 07/15/2029 (TIPS)		10,984	12,437,302
0.375%, 07/15/2023-07/15/2027 (TIPS)(a) (b)		48,266	53,140,342
0.50%, 01/15/2028 (TIPS)		4,370	4,954,107
0.625%, 07/15/2021-01/15/2026 (TIPS)		36,471	38,981,742
0.75%, 07/15/2028 (TIPS)		16,582	19,291,608
0.875%, 01/15/2029 (TIPS)		4,955	5,824,462
1.75%, 01/15/2028 (TIPS)		5,556	6,816,281
2.00%, 01/15/2026 (TIPS)		10,174	12,095,768
2.375%, 01/15/2025-01/15/2027 (TIPS)		21,534	26,632,446
2.50%, 01/15/2029 (TIPS)		7,647	10,043,302
3.875%, 04/15/2029 (TIPS)		6,724	9,685,277
U.S. Treasury Notes 0.125%, 07/15/2030 (TIPS)		3,443	3,863,447

			315,135,104

Total Inflation-Linked Securities (cost $299,380,552)			324,215,573

CORPORATES - INVESTMENT GRADE – 20.8%
Industrial – 11.8%
Basic – 1.1%
Alpek SAB de CV 4.25%, 09/18/2029(c)		478	522,364
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030		228	243,960
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(c)		571	644,160
DuPont de Nemours, Inc. 4.205%, 11/15/2023		825	910,924
4.493%, 11/15/2025		825	963,897
Eastman Chemical Co. 3.80%, 03/15/2025		276	307,020
Equate Petrochemical BV 3.00%, 03/03/2022(c)		625	636,328
Fresnillo PLC 4.25%, 10/02/2050(c)		1,956	2,141,820
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(c)	EUR	150	191,376
3.125%, 03/26/2026(c)	GBP	385	568,859

	Principal Amount (000)		U.S. $ Value

Glencore Funding LLC 4.125%, 05/30/2023(c)	U.S.$	265	$286,007
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(c)		276	303,169
GUSAP III LP 4.25%, 01/21/2030(c)		905	1,011,055
Industrias Penoles SAB de CV 4.75%, 08/06/2050(c)		495	572,962
Inversiones CMPC SA
3.85%, 01/13/2030(c)		665	744,592
4.375%, 04/04/2027(c)		935	1,062,686
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)		467	496,713
LyondellBasell Industries NV 5.75%, 04/15/2024		685	788,565
Nutrition & Biosciences, Inc. 1.832%, 10/15/2027(c)		340	350,305
SABIC Capital II BV 4.00%, 10/10/2023(c)		467	502,609
SIG Combibloc PurchaseCo Sarl 1.875%, 06/18/2023(c)	EUR	261	329,363
Suzano Austria GmbH 3.75%, 01/15/2031	U.S.$	384	407,040

			13,985,774

Capital Goods – 0.1%
CNH Industrial Finance Europe SA 1.75%, 09/12/2025(c)	EUR	123	160,081
General Electric Co. 1.875%, 05/28/2027		102	134,404
Raytheon Technologies Corp. 3.95%, 08/16/2025	U.S.$	540	619,148
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025		250	269,493
4.40%, 03/15/2024		210	229,853

			1,412,979

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/2028		46	52,964
4.80%, 03/01/2050		187	222,098
5.125%, 07/01/2049		547	666,043
5.375%, 05/01/2047		140	175,186
5.75%, 04/01/2048		150	196,035
Comcast Corp.
0.75%, 02/20/2032	EUR	552	701,365
3.45%, 02/01/2050	U.S.$	311	365,341
Cox Communications, Inc. 2.95%, 06/30/2023(c)		273	287,390
Fox Corp. 4.709%, 01/25/2029		800	971,352
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		730	908,740

	Principal Amount (000)		U.S. $ Value

Prosus NV 3.68%, 01/21/2030(c)	U.S.$	842	$914,096
4.027%, 08/03/2050(c)		651	675,412
Tencent Holdings Ltd. 1.81%, 01/26/2026(c)		930	950,634
3.24%, 06/03/2050(c)		525	542,719
Time Warner Cable LLC 4.50%, 09/15/2042		604	703,702
ViacomCBS, Inc. 3.375%, 02/15/2028		251	281,951
3.70%, 06/01/2028		212	242,102
4.20%, 05/19/2032		431	518,088
4.95%, 01/15/2031		775	972,440
Walt Disney Co. (The) 2.75%, 09/01/2049		357	376,207
3.60%, 01/13/2051		151	183,033
Weibo Corp. 3.375%, 07/08/2030		1,306	1,330,080

			12,236,978

Communications - Telecommunications – 0.7%
AT&T, Inc. 2.75%, 06/01/2031		290	309,883
3.50%, 09/15/2053(c)		1,639	1,648,096
3.65%, 09/15/2059(c)		422	425,460
Series B 2.875%, 03/02/2025(d)	EUR	400	492,491
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	540	894,823
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(c)		1,345	1,460,146
Verizon Communications, Inc. 2.987%, 10/30/2056(c)		493	496,214
3.00%, 03/22/2027		312	345,777
4.862%, 08/21/2046		448	601,812
5.012%, 04/15/2049		47	65,109
Vodafone Group PLC 3.75%, 01/16/2024		1,841	2,012,618

			8,752,429

Consumer Cyclical - Automotive – 0.9%
General Motors Co. 6.125%, 10/01/2025		209	253,761
6.80%, 10/01/2027		289	371,752
General Motors Financial Co., Inc. 2.70%, 08/20/2027		835	882,837
5.10%, 01/17/2024		588	657,937
5.25%, 03/01/2026		409	480,914
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(c)	EUR	850	1,053,750
3.35%, 06/08/2025(c)	U.S.$	2,009	2,174,462
Lear Corp. 3.50%, 05/30/2030		623	680,721
3.80%, 09/15/2027		617	690,861
4.25%, 05/15/2029		191	217,814

	Principal Amount (000)		U.S. $ Value

Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)	U.S.$	2,605	$2,864,302
Volkswagen Bank GmbH 1.25%, 06/10/2024(c)	EUR	500	632,479
Volkswagen Leasing GmbH 2.625%, 01/15/2024(c)		228	299,644

			11,261,234

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025	U.S.$	873	914,389
3.20%, 08/08/2024		504	534,436
3.50%, 08/18/2026		313	335,574
Marriott International, Inc./MD 0.876% (LIBOR 3 Month + 0.65%), 03/08/2021(e)		114	114,009
Series EE 5.75%, 05/01/2025		464	542,880

			2,441,288

Consumer Cyclical - Retailers – 0.5%
Advance Auto Parts, Inc. 1.75%, 10/01/2027		378	385,281
3.90%, 04/15/2030		559	644,002
AutoNation, Inc. 4.75%, 06/01/2030		268	322,843
Ralph Lauren Corp. 2.95%, 06/15/2030		2,570	2,782,384
Ross Stores, Inc. 4.70%, 04/15/2027		1,426	1,685,889

			5,820,399

Consumer Non-Cyclical – 2.5%
AbbVie, Inc. 2.95%, 11/21/2026		490	542,626
4.875%, 11/14/2048		491	667,632
Altria Group, Inc. 3.125%, 06/15/2031	EUR	768	1,118,714
3.40%, 05/06/2030	U.S.$	1,195	1,335,425
4.80%, 02/14/2029		240	287,765
Amgen, Inc. 4.663%, 06/15/2051		645	875,736
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		630	810,162
5.55%, 01/23/2049		1,950	2,765,705
Banner Health 1.897%, 01/01/2031		380	385,240
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050		911	1,015,802
BAT Capital Corp. 2.259%, 03/25/2028		1,964	2,031,031
2.726%, 03/25/2031		383	396,493
4.70%, 04/02/2027		765	902,034
4.906%, 04/02/2030		170	205,302

	Principal Amount (000)		U.S. $ Value

BAT Netherlands Finance BV 3.125%, 04/07/2028(c)	EUR	855	$1,218,307
Baxalta, Inc. 3.60%, 06/23/2022	U.S.$	66	68,622
Biogen, Inc. 3.15%, 05/01/2050		869	897,521
4.05%, 09/15/2025		663	759,725
Cigna Corp. 3.40%, 03/01/2027		622	702,400
3.75%, 07/15/2023		214	231,135
4.125%, 11/15/2025		380	437,152
4.375%, 10/15/2028		506	610,919
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032		520	517,725
2.75%, 01/22/2030		447	482,899
CommonSpirit Health 1.547%, 10/01/2025		591	607,979
3.91%, 10/01/2050		514	573,161
CVS Health Corp. 4.30%, 03/25/2028		81	96,006
5.05%, 03/25/2048		1,285	1,737,346
DH Europe Finance II SARL 0.45%, 03/18/2028	EUR	422	525,223
Gilead Sciences, Inc. 2.80%, 10/01/2050	U.S.$	855	853,735
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(c)		497	513,153
Royalty Pharma PLC 1.75%, 09/02/2027(c)		220	226,191
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		800	894,656
Sigma Alimentos SA de CV 4.125%, 05/02/2026(c)		207	228,282
Sutter Health Series 20A 1.321%, 08/15/2025		427	434,028
2.294%, 08/15/2030		701	730,680
Takeda Pharmaceutical Co., Ltd. 0.75%, 07/09/2027	EUR	620	786,735
4.40%, 11/26/2023	U.S.$	876	970,494
Tyson Foods, Inc. 3.95%, 08/15/2024		760	844,793
4.00%, 03/01/2026		75	86,198
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026		905	1,035,546
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		110	124,678

			30,534,956

Energy – 2.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		1,227	1,378,363
Boardwalk Pipelines LP 3.40%, 02/15/2031		689	716,884
4.80%, 05/03/2029		465	532,420

	Principal Amount (000)		U.S. $ Value

BP Capital Markets America, Inc. 3.194%, 04/06/2025	U.S.$	783	$861,229
BP Capital Markets PLC 1.573%, 02/16/2027(c)	EUR	202	268,208
3.25%, 03/22/2026(c) (d)		565	735,981
Cenovus Energy, Inc. 4.25%, 04/15/2027	U.S.$	54	58,723
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027 (c)		451	475,945
Energy Transfer Operating LP 3.75%, 05/15/2030		2,462	2,653,273
4.75%, 01/15/2026		600	679,458
5.50%, 06/01/2027		1,056	1,237,452
Eni SpA 4.25%, 05/09/2029(c)		2,125	2,512,472
Enterprise Products Operating LLC 3.70%, 02/15/2026		1,082	1,225,473
Exxon Mobil Corp. 1.571%, 04/15/2023		1,215	1,250,794
2.992%, 03/19/2025		840	919,674
Husky Energy, Inc. 4.40%, 04/15/2029		3,090	3,440,128
Marathon Oil Corp. 3.85%, 06/01/2025		401	429,752
Marathon Petroleum Corp. 5.125%, 12/15/2026		329	392,392
Noble Energy, Inc. 3.85%, 01/15/2028		173	200,341
3.90%, 11/15/2024		675	750,310
Oleoducto Central SA 4.00%, 07/14/2027(c)		1,046	1,134,257
ONEOK, Inc. 4.00%, 07/13/2027		313	348,638
4.35%, 03/15/2029		393	445,147
4.55%, 07/15/2028		518	592,416
6.35%, 01/15/2031		690	885,891
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		300	321,039
Plains All American Pipeline LP/PAA Finance Corp. 3.80%, 09/15/2030		177	189,636
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		93	97,372
3.60%, 11/01/2024		282	301,128
4.50%, 12/15/2026		170	190,541
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		601	709,294
Saudi Arabian Oil Co. 1.625%, 11/24/2025(c)		380	387,600
2.25%, 11/24/2030(c)		859	870,811
2.875%, 04/16/2024(c)		440	467,500
Shell International Finance BV 3.25%, 04/06/2050		655	742,200
Spectra Energy Partners LP 3.50%, 03/15/2025		795	880,741

	Principal Amount (000)		U.S. $ Value

Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026	U.S.$	487	$533,445
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		438	463,733
4.00%, 08/15/2026(c)		363	402,476
TransCanada PipeLines Ltd. 9.875%, 01/01/2021		252	252,000
Valero Energy Corp. 2.70%, 04/15/2023		691	721,577
6.625%, 06/15/2037		120	159,138

			31,815,852

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		668	736,052

Services – 0.3%
Booking Holdings, Inc. 4.625%, 04/13/2030		1,611	1,997,946
Expedia Group, Inc. 6.25%, 05/01/2025(c)		114	132,216
Mastercard, Inc. 3.30%, 03/26/2027		464	529,401
3.85%, 03/26/2050		766	990,063

			3,649,626

Technology – 1.3%
Apple, Inc. 2.40%, 08/20/2050		706	720,318
Baidu, Inc. 3.075%, 04/07/2025		496	528,159
3.425%, 04/07/2030		401	445,140
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		270	297,186
Broadcom, Inc. 4.11%, 09/15/2028		1,370	1,566,952
4.15%, 11/15/2030		1,225	1,416,455
5.00%, 04/15/2030		713	867,164
Dell International LLC/EMC Corp. 5.45%, 06/15/2023(c)		43	47,572
6.02%, 06/15/2026(c)		671	819,103
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	126	161,507
Fiserv, Inc. 1.125%, 07/01/2027		526	680,436
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	U.S.$	800	936,272
Infor, Inc. 1.75%, 07/15/2025(c)		488	506,134
Leidos, Inc. 4.375%, 05/15/2030(c)		482	577,778
Micron Technology, Inc. 4.185%, 02/15/2027		1,727	2,021,056
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(c)		152	163,426

	Principal Amount (000)		U.S. $ Value

Oracle Corp. 2.50%, 04/01/2025	U.S.$	1,183	$1,271,217
3.60%, 04/01/2050		2,205	2,574,029

			15,599,904

Transportation - Airlines – 0.3%
Delta Air Lines, Inc. 7.00%, 05/01/2025(c)		411	476,028
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		598	641,487
4.75%, 10/20/2028(c)		693	756,715
Southwest Airlines Co. 5.25%, 05/04/2025		1,596	1,850,195

			3,724,425

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		422	467,492

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.95%, 01/19/2022(c)		510	521,475
4.00%, 07/30/2027(c)		245	260,619
ENA Master Trust 4.00%, 05/19/2048(c)		1,113	1,197,518
Heathrow Funding Ltd. 6.75%, 12/03/2026(c)	GBP	414	728,991

			2,708,603

			145,147,991

Financial Institutions – 8.3%
Banking – 6.0%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)	U.S.$	690	796,391
AIB Group PLC 4.75%, 10/12/2023(c)		200	219,966
American Express Co. Series C 3.502% (LIBOR 3 Month + 3.29%), 03/15/2021(d) (e)		288	282,188
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(c)		1,605	1,847,226
Banco de Credito del Peru 3.125%, 07/01/2030(c)		1,095	1,125,112
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(c)		537	612,910
Banco Santander SA 2.749%, 12/03/2030		400	412,384
3.49%, 05/28/2030		200	224,340
5.179%, 11/19/2025		1,800	2,108,016

	Principal Amount (000)		U.S. $ Value

Bank of America Corp. Series DD
6.30%, 03/10/2026(d)	U.S.$	273	$317,193
Series L 3.95%, 04/21/2025		2,009	2,263,661
Series Z 6.50%, 10/23/2024(d)		229	262,024
Bank of Ireland Group PLC 4.50%, 11/25/2023(c)		485	529,892
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		286	315,326
Bank of Nova Scotia (The) 2.50%, 01/08/2021		154	154,029
Bankia SA 1.125%, 11/12/2026(c)	EUR	400	509,110
Barclays Bank PLC 6.86%, 06/15/2032(c) (d)	U.S.$	205	290,452
Barclays PLC 3.684%, 01/10/2023		255	262,892
BBVA USA 2.875%, 06/29/2022		760	786,364
BNP Paribas SA 4.375%, 05/12/2026(c)		575	660,479
6.75%, 03/14/2022(c) (d)		660	690,664
BPCE SA 4.625%, 07/11/2024(c)		250	279,608
5.15%, 07/21/2024(c)		535	609,269
5.70%, 10/22/2023(c)		1,106	1,250,842
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	1,000	1,309,792
2.60%, 05/11/2023	U.S.$	596	624,656
3.30%, 10/30/2024		748	822,127
CIT Group, Inc. 5.25%, 03/07/2025		565	644,925
Citigroup, Inc. 1.50%, 07/24/2026(c)	EUR	370	480,153
4.45%, 09/29/2027	U.S.$	1,249	1,475,182
5.95%, 01/30/2023(d)		491	516,154
Series P 5.95%, 05/15/2025(d)		367	398,911
Series Q 4.316% (LIBOR 3 Month + 4.10%), 02/15/2021(d) (e)		610	609,616
Series R 4.699% (LIBOR 3 Month + 4.48%), 02/15/2021(d) (e)		603	603,826
Series W 4.00%, 12/10/2025(d)		574	589,664
Commonwealth Bank of Australia 4.50%, 12/09/2025(c)		1,610	1,854,897
Cooperatieve Rabobank UA 3.25%, 12/29/2026(c) (d)	EUR	600	740,320
3.95%, 11/09/2022	U.S.$	285	302,573
4.375%, 08/04/2025		1,197	1,367,058

	Principal Amount (000)		U.S. $ Value

Credit Agricole SA/London 3.375%, 01/10/2022(c)	U.S.$	355	$365,948
Credit Suisse Group AG 2.193%, 06/05/2026(c)		263	274,806
4.194%, 04/01/2031(c)		593	697,706
Danske Bank A/S
3.244%, 12/20/2025(c)		550	589,105
3.875%, 09/12/2023(c)		742	799,609
5.375%, 01/12/2024(c)		1,030	1,162,582
Deutsche Bank AG 2.625%, 02/12/2026(c)	EUR	500	670,301
Deutsche Bank AG/New York NY
2.129%, 11/24/2026	U.S.$	272	278,381
2.222%, 09/18/2024		229	235,343
3.961%, 11/26/2025		764	835,435
Discover Bank 4.682%, 08/09/2028		550	584,738
DNB Bank ASA 6.50%, 03/26/2022(c) (d)		800	837,632
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		518	552,861
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(c)	EUR	705	895,033
Series M 4.128% (LIBOR 3 Month + 3.92%), 02/01/2021(d) (e)	U.S.$	143	142,570
Series O 5.30%, 11/10/2026(d)		35	38,495
HSBC Holdings PLC 4.041%, 03/13/2028		562	641,270
4.292%, 09/12/2026		761	867,700
6.375%, 03/30/2025(d)		1,349	1,475,590
ING Groep NV 3.00%, 02/18/2026(c)	GBP	600	911,617
3.55%, 04/09/2024	U.S.$	700	764,645
6.50%, 04/16/2025(d)		201	221,180
6.875%, 04/16/2022(c) (d)		835	872,792
Intesa Sanpaolo SpA 3.125%, 07/14/2022(c)		905	936,747
3.375%, 01/12/2023(c)		600	628,362
JPMorgan Chase & Co. 1.09%, 03/11/2027(c)	EUR	735	943,742
2.083%, 04/22/2026	U.S.$	796	840,138
Series V 3.558% (LIBOR 3 Month + 3.32%), 04/01/2021(d) (e)		300	294,402
Series X 6.10%, 10/01/2024(d)		430	470,824
Series Z 4.014% (LIBOR 3 Month + 3.80%), 02/01/2021(d) (e)		124	123,928

	Principal Amount (000)		U.S. $ Value

Morgan Stanley 3.591%, 07/22/2028	U.S.$	1,065	$1,215,485
3.737%, 04/24/2024		593	637,991
5.00%, 11/24/2025		372	444,198
Series G 1.375%, 10/27/2026	EUR	430	564,287
1.75%, 03/11/2024		268	346,280
3.70%, 10/23/2024	U.S.$	1,075	1,196,550
Series J 4.047% (LIBOR 3 Month + 3.81%), 04/15/2021(d) (e)		360	359,191
Nationwide Building Society 4.00%, 09/14/2026(c)		484	542,912
Natwest Group PLC 8.625%, 08/15/2021(d)		1,335	1,385,303
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		1,300	1,255,904
Santander Holdings USA, Inc. 4.40%, 07/13/2027		428	487,479
Societe Generale SA 4.25%, 04/14/2025-08/19/2026(c)		1,139	1,264,090
4.75%, 11/24/2025(c)		416	471,033
Standard Chartered PLC 1.724% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		1,100	1,018,347
5.20%, 01/26/2024(c)		950	1,048,952
7.50%, 04/02/2022(c) (d)		557	580,149
State Street Corp. 2.901%, 03/30/2026		90	97,997
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		1,505	1,718,936
UBS AG/Stamford CT 7.625%, 08/17/2022		280	310,274
UBS Group AG 7.00%, 02/19/2025(c) (d)		400	454,944
7.125%, 08/10/2021(c) (d)		1,263	1,297,278
UniCredit SpA 2.569%, 09/22/2026(c)		3,320	3,386,434
US Bancorp Series J 5.30%, 04/15/2027(d)		513	576,915
Wells Fargo & Co. 0.625%, 08/14/2030(c)	EUR	1,175	1,460,171
1.338%, 05/04/2025(c)		215	273,513
2.188%, 04/30/2026	U.S.$	618	650,464
3.75%, 01/24/2024		622	678,708
4.125%, 08/15/2023		1,045	1,140,596
Series G 4.30%, 07/22/2027		503	589,878

			73,557,933

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d)	U.S.$	588	$654,532

Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/2023		378	394,020
4.125%, 07/03/2023		566	605,303
4.50%, 09/15/2023		617	668,322
6.50%, 07/15/2025		495	591,752
Air Lease Corp. 2.875%, 01/15/2026		643	680,301
3.625%, 04/01/2027		106	114,227
3.875%, 07/03/2023		134	142,785
4.25%, 02/01/2024		533	578,310
Aircastle Ltd. 4.125%, 05/01/2024		381	404,942
4.25%, 06/15/2026		69	73,094
4.40%, 09/25/2023		954	1,018,014
5.00%, 04/01/2023		80	85,806
5.25%, 08/11/2025(c)		877	964,963
Aviation Capital Group LLC 2.875%, 01/20/2022(c)		129	130,866
3.50%, 11/01/2027(c)		307	307,423
3.875%, 05/01/2023(c)		684	713,193
4.125%, 08/01/2025(c)		12	12,531
4.375%, 01/30/2024(c)		330	348,213
4.875%, 10/01/2025(c)		311	333,057
5.50%, 12/15/2024(c)		938	1,035,871
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	400	610,771
GE Capital Funding LLC 4.40%, 05/15/2030(c)	U.S.$	2,519	2,967,659
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035		207	247,050
Synchrony Financial 3.95%, 12/01/2027		242	271,935
4.50%, 07/23/2025		1,438	1,618,397

			14,918,805

Insurance – 0.7%
Alleghany Corp. 3.625%, 05/15/2030		2,054	2,324,717
ASR Nederland NV 3.375%, 05/02/2049(c)	EUR	219	298,977
Assicurazioni Generali SpA 5.50%, 10/27/2047(c)		331	498,454
Centene Corp. 4.25%, 12/15/2027	U.S.$	303	322,498
4.625%, 12/15/2029		365	404,764

	Principal Amount (000)		U.S. $ Value

CNP Assurances 4.50%, 06/10/2047(c)	EUR	600	$882,307
Credit Agricole Assurances SA 4.25%, 01/13/2025(c) (d)		400	547,299
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)	U.S.$	513	715,804
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		460	796,923
Prudential Financial, Inc. 5.875%, 09/15/2042		189	202,283
Voya Financial, Inc. 5.65%, 05/15/2053		945	998,270

			7,992,296

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		454	509,147

REITS – 0.3%
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	227	280,704
Digital Euro Finco LLC 2.50%, 01/16/2026(c)		820	1,115,622
Equinix, Inc. 2.875%, 02/01/2026		182	225,009
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023	U.S.$	25	26,355
Rexford Industrial Realty LP 2.125%, 12/01/2030		627	629,514
WPC Eurobond BV 1.35%, 04/15/2028	EUR	240	305,431
2.125%, 04/15/2027		601	800,173

			3,382,808

			101,015,521

Utility – 0.7%
Electric – 0.7%
Adani Transmission Ltd. 4.00%, 08/03/2026(c)	U.S.$	328	354,035
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		731	789,252
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036		249	367,691
Colbun SA 3.15%, 03/06/2030(c)		1,115	1,202,457
Enel Chile SA 4.875%, 06/12/2028		756	890,899
Enel Finance International NV 2.65%, 09/10/2024(c)		1,151	1,226,103
Enel SpA 3.50%, 05/24/2080(c)	EUR	689	919,576

	Principal Amount (000)		U.S. $ Value

Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(c)	U.S.$	776	$875,910
Kentucky Utilities Co. 3.30%, 06/01/2050	U.S.$	546	618,618
Naturgy Finance BV 4.125%, 11/18/2022(c) (d)	EUR	400	514,969
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	U.S.$	241	260,858
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(c)		544	606,903

			8,627,271

Total Corporates - Investment Grade (cost $235,302,845)			254,790,783

GOVERNMENTS - TREASURIES – 18.4%
Australia – 1.4%
Australia Government Bond Series 144 3.75%, 04/21/2037(c)	AUD	2,900	2,978,965
Series 145 2.75%, 06/21/2035(c)		3,400	3,111,583
Series 150 3.00%, 03/21/2047(c)		6,045	5,733,867
Series 159 0.25%, 11/21/2024(c)		4,860	3,756,896
Series 161 0.25%, 11/21/2025(c)		2,820	2,165,883

			17,747,194

Austria – 0.3%
Republic of Austria Government Bond 0.75%, 02/20/2028(c)	EUR	2,255	3,020,193

Canada – 0.9%
Canadian Government Bond 1.25%, 03/01/2025-06/01/2030	CAD	11,160	9,207,140
2.00%, 12/01/2051		1,523	1,439,067

			10,646,207

China – 0.8%
China Government Bond Series INBK 3.27%, 11/19/2030	CNY	34,900	5,403,050
3.39%, 03/16/2050		35,040	4,978,695

			10,381,745

Colombia – 0.3%
Colombian TES Series B 5.75%, 11/03/2027	COP	12,407,900	3,838,112

	Principal Amount (000)		U.S. $ Value

Finland – 0.1%
Finland Government Bond 0.50%, 09/15/2027(c)	EUR	849	$1,116,899

France – 0.1%
French Republic Government Bond OAT 1.50%, 05/25/2050(c)		905	1,473,933

Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2050(c)		185	237,427
Series 2007 4.25%, 07/04/2039(c)		2,044	4,717,457
Series 3 4.75%, 07/04/2034(c)		1,070	2,268,756

			7,223,640

Italy – 0.6%
Italy Buoni Poliennali Del Tesoro 1.80%, 03/01/2041(c)		5,338	7,213,520

Japan – 2.9%
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030	JPY	1,448,950	14,169,273
Series 360 0.10%, 09/20/2030		73,350	715,939
Japan Government Thirty Year Bond Series 36 2.00%, 03/20/2042		35,600	453,938
Series 62 0.50%, 03/20/2049		245,700	2,310,706
Series 65 0.40%, 12/20/2049		248,150	2,257,491
Series 68 0.60%, 09/20/2050		296,000	2,834,926
Japan Government Twenty Year Bond Series 143 1.60%, 03/20/2033		176,850	2,018,887
Series 150 1.40%, 09/20/2034		387,400	4,366,696
Series 169 0.30%, 06/20/2039		71,900	687,310
Series 171 0.30%, 12/20/2039		112,650	1,073,565
Japan Government Two Year Bond Series 419 0.10%, 12/01/2022		539,300	5,245,555

			36,134,286

Malaysia – 0.2%
Malaysia Government Bond Series 0117 3.882%, 03/10/2022	MYR	6,236	1,586,710
Series 0310 4.498%, 04/15/2030		4,736	1,347,872

			2,934,582

	Principal Amount (000)		U.S. $ Value

Mexico – 0.0%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	7,100	$419,021

Netherlands – 0.4%
Netherlands Government Bond 0.25%, 07/15/2029(c)	EUR	3,310	4,328,538

Spain – 0.3%
Spain Government Bond 1.20%, 10/31/2040(c)		1,615	2,186,597
4.20%, 01/31/2037(c)		732	1,424,233

			3,610,830

United Kingdom – 0.8%
United Kingdom Gilt 0.625%, 10/22/2050(c)	GBP	3,405	4,511,807
1.75%, 09/07/2037(c)		3,293	5,345,230

			9,857,037

United States – 8.7%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	9,945	9,424,172
1.25%, 05/15/2050		1,210	1,098,264
2.00%, 02/15/2050		215	233,577
2.25%, 08/15/2046-08/15/2049		1,444	1,650,845
2.375%, 11/15/2049		450	528,891
2.50%, 02/15/2045-05/15/2046		3,313	3,958,511
2.875%, 08/15/2045-05/15/2049		5,432	6,950,884
3.00%, 11/15/2044-02/15/2049		3,039	3,980,909
3.125%, 08/15/2044-05/15/2048		3,574	4,720,450
3.375%, 11/15/2048		1,885	2,648,425
3.50%, 02/15/2039		188	255,151
3.625%, 08/15/2043		1,873	2,644,462
4.375%, 11/15/2039(a)		5,290	7,995,339
4.50%, 02/15/2036		2,328	3,415,612
4.625%, 02/15/2040		290	451,766
5.50%, 08/15/2028		2,520	3,417,750
6.25%, 05/15/2030		1,454	2,165,771
U.S. Treasury Notes 0.125%, 08/31/2022(a)		19,698	19,698,000
0.625%, 05/15/2030		2,799	2,736,897
1.50%, 02/15/2030(a)		3,867	4,091,769
1.625%, 12/31/2021-08/31/2022(a)		5,859	5,986,797
1.75%, 11/30/2021-11/15/2029		9,289	9,449,829
2.125%, 12/31/2022		1,275	1,325,602
2.25%, 08/15/2027		390	432,413
2.75%, 02/15/2028		2,236	2,563,714
2.875%, 11/30/2025-05/15/2028		3,965	4,483,124

			106,308,924

Total Governments - Treasuries (cost $208,863,848)			226,254,661

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 5.5%
Agency Fixed Rate 30-Year – 5.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 06/01/2049-11/01/2049	U.S.$	4,299	$4,651,081
4.00%, 06/01/2049		713	778,040
Series 2020 2.50%, 07/01/2050		570	610,445
3.50%, 01/01/2050		1,878	2,057,353
Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046		884	980,002
Series 2017 4.00%, 07/01/2044		669	742,093
Series 2018 4.00%, 11/01/2048-12/01/2048		848	919,492
4.50%, 03/01/2048-11/01/2048		1,204	1,323,959
5.00%, 11/01/2048		357	402,047
Series 2019 4.50%, 02/01/2049		660	732,206
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		203	237,457
Series 2010 4.00%, 12/01/2040		397	440,402
Series 2012 3.50%, 02/01/2042-01/01/2043		4,364	4,817,947
Series 2013 3.50%, 03/01/2043-04/01/2043		2,098	2,317,204
4.00%, 10/01/2043		1,094	1,211,277
Series 2014 5.50%, 09/01/2041		579	679,299
Series 2015 3.00%, 05/01/2045-08/01/2045		1,455	1,539,257
Series 2018 3.50%, 03/01/2048-04/01/2048		3,135	3,392,007
4.00%, 08/01/2048-12/01/2048		3,923	4,255,121
4.50%, 09/01/2048		3,150	3,461,255
Series 2019 3.50%, 11/01/2049		1,612	1,734,918
4.00%, 06/01/2049		1,173	1,279,771
Series 2020 2.50%, 07/01/2050		3,229	3,481,815
3.50%, 01/01/2050		2,211	2,404,903
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		568	598,555
Uniform Mortgage-Backed Security Series 2021 1.50%, 01/01/2051, TBA		1,698	1,715,776
1.50%, 01/01/2051, TBA		2,995	3,026,354

	Principal Amount (000)		U.S. $ Value
1.50%, 01/01/2051, TBA	U.S.$	5,240	$5,294,857
2.00%, 01/01/2051, TBA		3,415	3,548,398
2.50%, 01/01/2051, TBA		5,020	5,292,178

			63,925,469

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028-06/01/2028		62	65,214
Series 2014 2.50%, 09/01/2029		174	181,828
Series 2016 2.50%, 11/01/2031-01/01/2032		2,638	2,767,653
Series 2017 2.50%, 02/01/2032		121	126,357

			3,141,052

Total Mortgage Pass-Throughs (cost $64,789,350)			67,066,521

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.2%
Non-Agency Fixed Rate CMBS – 3.7%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		500	447,692
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		85	94,336
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		615	703,589
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		1,250	1,357,459
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)		2,120	2,224,925
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		838	909,097
Series 2015-GC35, Class A4 3.818%, 11/10/2048		525	594,003
Series 2016-C1, Class A4 3.209%, 05/10/2049		1,411	1,562,757
Series 2016-GC36, Class A5 3.616%, 02/10/2049		645	724,907
Series 2017-P8, Class AS 3.789%, 09/15/2050		267	303,263
Series 2018-B2, Class A4 4.009%, 03/10/2051		450	524,220
Commercial Mortgage Trust Series 2010-C1, Class D 5.792%, 07/10/2046(c)		1,070	880,544
Series 2013-CR12, Class A4 4.046%, 10/10/2046		500	541,395

	Principal Amount (000)		U.S. $ Value
Series 2014-UBS3, Class A4 3.819%, 06/10/2047	U.S.$	570	$625,292
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		990	1,092,499
Series 2015-3BP, Class A 3.178%, 02/10/2035(c)		280	301,819
Series 2015-CR24, Class A5 3.696%, 08/10/2048		655	735,024
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,005	1,101,076
Series 2015-LC21, Class XA 0.687%, 07/10/2048(f)		4,876	126,247
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		736	809,765
Series 2015-C3, Class A4 3.718%, 08/15/2048		671	746,384
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,775	2,001,316
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(c)		650	658,119
Series 2011-GC5, Class D 5.388%, 08/10/2044(c)		860	736,264
Series 2013-G1, Class A1 2.059%, 04/10/2031(c)		136	137,001
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		1,094	1,086,879
Series 2013-GC12, Class B 3.777%, 06/10/2046		465	486,455
Series 2014-GC18, Class D 4.989%, 01/10/2047(c)		100	29,845
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,128	1,238,449
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,640	1,920,775
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.424%, 08/15/2046(c)		116	89,620
Series 2012-C6, Class E 5.152%, 05/15/2045(c)		375	222,652
Series 2012-C8, Class AS 3.424%, 10/15/2045(c)		1,400	1,444,643
Series 2012-CBX, Class E 5.144%, 06/15/2045(c)		305	126,908
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		1,085	1,190,432
Series 2014-C21, Class B 4.341%, 08/15/2047		150	156,563
Series 2014-C22, Class XA 0.83%, 09/15/2047(f)		14,396	366,174
Series 2014-C26, Class AS 3.80%, 01/15/2048		770	838,785

	Principal Amount (000)		U.S. $ Value
Series 2015-C30, Class A5 3.822%, 07/15/2048	U.S.$	655	$739,593
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,344	1,508,479
Series 2015-C33, Class AS 4.023%, 12/15/2048		440	490,089
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.055%, 09/15/2050(f)		4,240	210,577
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.492%, 09/15/2039		198	114,605
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		1,177	1,201,406
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.563%, 09/15/2047(c)		100	100,052
Series 2011-C3, Class C 5.244%, 07/15/2049(c)		380	364,020
Series 2016-UB12, Class A4 3.596%, 12/15/2049		1,005	1,131,925
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		1,220	1,432,733
Series 2018-C8, Class A4 3.983%, 02/15/2051		1,020	1,185,149
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,690	1,979,829
Series 2019-C17, Class AS 3.203%, 10/15/2052		364	399,764
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,030	2,104,564
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.462%, 09/15/2048		669	587,896
Series 2016-LC25, Class C 4.417%, 12/15/2059		125	125,114
Series 2016-NXS6, Class C 4.315%, 11/15/2049		750	741,016
Series 2018-C43, Class A4 4.012%, 03/15/2051		450	526,733
Series 2018-C48, Class A5 4.302%, 01/15/2052		152	182,292
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class C 5.335%, 03/15/2044(c)		410	403,557
Series 2014-C24, Class AS 3.931%, 11/15/2047		143	146,826

			44,813,392

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 1.5%
Ashford Hospitality Trust Series 2018-ASHF, Class A 1.059% (LIBOR 1 Month + 0.90%), 04/15/2035(c) (e)	U.S.$	826	$814,794
Series 2018-KEYS, Class A 1.159% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		1,965	1,905,021
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.159% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		1,935	1,850,713
BBCMS Mortgage Trust Series 2020-BID, Class A 2.299% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,089	1,089,343
BFLD Series 2019-DPLO, Class D 1.999% (LIBOR 1 Month + 1.84%), 10/15/2034(c) (e)		187	178,336
BHMS Series 2018-ATLS, Class A 1.409% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (e)		1,512	1,469,896
BHP Trust Series 2019-BXHP, Class C 1.681% (LIBOR 1 Month + 1.52%), 08/15/2036(c) (e)		235	226,899
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.159% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (e)		712	694,304
BX Trust Series 2018-EXCL, Class A 1.246% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (e)		1,484	1,369,575
CLNY Trust Series 2019-IKPR, Class D 2.184% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)		915	827,914
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.182% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (e)		1,631	1,610,709
Great Wolf Trust Series 2019-WOLF, Class A 1.193% (LIBOR 1 Month + 1.03%), 12/15/2036(c) (e)		570	557,137
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.359% (LIBOR 1 Month + 1.20%), 06/15/2038(c) (e)		751	744,903
Series 2019-SMP, Class A 1.309% (LIBOR 1 Month + 1.15%), 08/15/2032(c) (e)		820	814,943
Series 2019-SMP, Class D 2.109% (LIBOR 1 Month + 1.95%), 08/15/2032(c) (e)		230	211,133

	Principal Amount (000)		U.S. $ Value

HFX Trust Series 2017-1A, Class A3 3.647%, 03/15/2035(e) (g) (h) (i)	U.S.$	1,230	$1,319,799
Invitation Homes Trust Series 2018-SFR4, Class A 1.253% (LIBOR 1 Month + 1.10%), 01/17/2038(c) (e)		710	715,061
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.003% (LIBOR 1 Month + 1.85%), 01/16/2037(c) (e)		88	81,575
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.109% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (i)		246	218,691
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.942% (LIBOR 1 Month + 0.78%), 07/15/2033(c) (e)		610	605,523
Series 2019-MILE, Class A 1.659% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)		372	370,941
Starwood Retail Property Trust Series 2014-STAR, Class A 1.629% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (e)		1,909	1,259,680

			18,936,890

Total Commercial Mortgage-Backed Securities (cost $63,362,346)			63,750,282

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.7%
Risk Share Floating Rate – 3.9%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.998% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		360	359,479
Series 2019-1A, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		1,469	1,468,919
Series 2019-2A, Class M1C 2.148% (LIBOR 1 Month + 2.00%), 04/25/2029(c) (e)		829	831,889
Series 2019-3A, Class M1B 1.748% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		1,011	1,011,600
Series 2019-3A, Class M1C 2.098% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		441	439,608
Series 2019-4A, Class M1B 2.148% (LIBOR 1 Month + 2.00%), 10/25/2029(c) (e)		910	905,902

	Principal Amount (000)		U.S. $ Value
Series 2019-4A, Class M1C 2.648% (LIBOR 1 Month + 2.50%), 10/25/2029(c) (e)	U.S.$	235	$235,000
Series 2019-4A, Class M2 2.998% (LIBOR 1 Month + 2.85%), 10/25/2029(c) (e)		330	331,686
Series 2020-2A, Class M1B 3.348% (LIBOR 1 Month + 3.20%), 08/26/2030(c) (e)		584	590,057
Series 2020-3A, Class M1B 2.998% (LIBOR 1 Month + 2.85%), 10/25/2030(c) (e)		392	393,331
Series 2020-4A, Class M2A 2.75% (LIBOR 1 Month + 2.60%), 06/25/2030(c) (e)		570	570,382
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.548% (LIBOR 1 Month + 2.40%), 04/25/2031(c) (e)		332	331,598
Series 2019-R02, Class 1M2 2.448% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (e)		380	379,520
Series 2019-R03, Class 1M2 2.298% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (e)		253	252,430
Series 2019-R04, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (e)		400	398,733
Series 2019-R05, Class 1M2 2.148% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (e)		371	371,021
Series 2019-R06, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (e)		838	836,227
Series 2019-R07, Class 1M2 2.248% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (e)		1,222	1,217,956
Series 2020-R01, Class 1M2 2.198% (LIBOR 1 Month + 2.05%), 01/25/2040(c) (e)		910	905,177
Series 2020-R02, Class 2M1 0.898% (LIBOR 1 Month + 0.75%), 01/25/2040(c) (e)		245	244,533
Series 2020-R02, Class 2M2 2.148% (LIBOR 1 Month + 2.00%), 01/25/2040(c) (e)		750	744,732
Eagle RE Ltd. Series 2018-1, Class M1 1.848% (LIBOR 1 Month + 1.70%), 11/25/2028(c) (e)		208	207,436
Series 2018-1, Class M2 3.148% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (e)		295	296,040
Series 2020-1, Class M1A 1.048% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		1,045	1,041,077

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(e)	U.S.$	242	$240,326
Series 2015-DNA3, Class M3 4.848% (LIBOR 1 Month + 4.70%), 04/25/2028(e)		287	298,685
Series 2015-HQA2, Class M3 4.948% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		424	440,680
Series 2016-DNA2, Class M3 4.798% (LIBOR 1 Month + 4.65%), 10/25/2028(e)		493	512,520
Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(e)		1,193	1,234,555
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(e)		434	447,834
Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		1,040	1,054,207
Series 2017-HQA1, Class M2 3.698% (LIBOR 1 Month + 3.55%), 08/25/2029(e)		511	524,497
Series 2017-HQA2, Class M2 2.798% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		232	233,570
Series 2017-HQA2, Class M2B 2.798% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		975	958,722
Series 2017-HQA3, Class M2 2.498% (LIBOR 1 Month + 2.35%), 04/25/2030(e)		1,003	1,016,963
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (e)		131	130,305
Series 2019-DNA4, Class M2 2.098% (LIBOR 1 Month + 1.95%), 10/25/2049(c) (e)		949	947,458
Series 2019-FTR2, Class M2 2.298% (LIBOR 1 Month + 2.15%), 11/25/2048(c) (e)		482	477,256
Series 2019-HQA3, Class M2 1.998% (LIBOR 1 Month + 1.85%), 09/25/2049(c) (e)		195	192,565
Series 2020-DNA1, Class M2 1.848% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (e)		895	888,267
Series 2020-DNA5, Class M2 2.882%, 10/25/2050(c) (e)		1,611	1,631,460

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(e)	U.S.$	455	$466,476
Series 2014-C04, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 11/25/2024(e)		306	313,787
Series 2015-C01, Class 1M2 4.448% (LIBOR 1 Month + 4.30%), 02/25/2025(e)		918	936,072
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(e)		144	146,685
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		543	552,737
Series 2015-C02, Class 2M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		381	387,449
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		615	631,671
Series 2015-C03, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		407	412,800
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		477	508,559
Series 2015-C04, Class 2M2 5.698% (LIBOR 1 Month + 5.55%), 04/25/2028(e)		269	283,266
Series 2016-C01, Class 2M2 7.098% (LIBOR 1 Month + 6.95%), 08/25/2028(e)		95	100,734
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(e)		355	376,370
Series 2016-C03, Class 2M2 6.048% (LIBOR 1 Month + 5.90%), 10/25/2028(e)		340	357,407
Series 2016-C04, Class 1M2 4.398% (LIBOR 1 Month + 4.25%), 01/25/2029(e)		218	226,399
Series 2016-C05, Class 2M2 4.598% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		1,151	1,198,802
Series 2016-C06, Class 1M2 4.398% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		242	253,571
Series 2016-C07, Class 2M2 4.498% (LIBOR 1 Month + 4.35%), 05/25/2029(e)		256	266,564

	Principal Amount (000)		U.S. $ Value
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(e)	U.S.$	873	$898,607
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(e)		544	556,323
Series 2017-C02, Class 2M2C 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(e)		1,070	1,072,347
Series 2017-C04, Class 2M2 2.998% (LIBOR 1 Month + 2.85%), 11/25/2029(e)		466	469,049
Series 2018-C01, Class 1M2 2.398% (LIBOR 1 Month + 2.25%), 07/25/2030(e)		255	253,863
Home Re Ltd. Series 2020-1, Class M1B 3.398% (LIBOR 1 Month + 3.25%), 10/25/2030(c) (e)		873	886,845
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2024(e) (i)		48	46,318
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.048% (LIBOR 1 Month + 1.90%), 11/26/2029(c) (e)		875	872,995
Oaktown Re V Ltd. Series 2020-2A, Class M1B 3.748% (LIBOR 1 Month + 3.60%), 10/25/2030(c) (e)		1,626	1,639,377
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.145% (LIBOR 1 Month + 2.00%), 03/27/2024(e) (i)		514	489,842
Series 2019-2R, Class A 2.895% (LIBOR 1 Month + 2.75%), 05/27/2023(e) (i)		722	696,574
Series 2019-3R, Class A 2.845% (LIBOR 1 Month + 2.70%), 10/27/2022(e) (i)		223	220,406
Series 2020-1R, Class A 2.495% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (i)		491	480,768
Radnor RE Ltd. Series 2019-1, Class M1B 2.098% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		809	809,299
Series 2019-2, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		1,148	1,144,172
Series 2020-1, Class M1A 1.098% (LIBOR 1 Month + 0.95%), 02/25/2030(c) (e)		417	416,432

	Principal Amount (000)		U.S. $ Value

RMIR M1C Series 2020-2, Class M1C 4.748% (LIBOR 1 Month + 4.60%), 10/25/2030(c) (e)	U.S.$	654	$665,607
STACR Trust Series 2018-DNA3, Class M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2048(c) (e)		483	477,962
Traingle Re Ltd. Series 2020-1, Class M1B 4.048% (LIBOR 1 Month + 3.90%), 10/25/2030(c) (e)		1,870	1,883,614
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.398% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (i)		290	282,857
Series 2015-WF1, Class 2M2 5.648% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (i)		87	85,821

			47,362,630

Agency Floating Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4693, Class SL 5.991% (6.15% – LIBOR 1 Month), 06/15/2047(e) (j)		2,202	505,866
Series 4719, Class JS 5.991% (6.15% – LIBOR 1 Month), 09/15/2047(e) (j)		829	142,750
Series 4727, Class SA 6.041% (6.20% – LIBOR 1 Month), 11/15/2047(e) (j)		2,241	457,993
Series 4954, Class SL 5.902% (6.05% – LIBOR 1 Month), 02/25/2050(e) (j)		2,796	528,516
Series 4981, Class HS 5.952% (6.10% – LIBOR 1 Month), 06/25/2050(e) (j)		7,235	1,368,879
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.392% (6.54% – LIBOR 1 Month), 12/25/2041(e) (j)		1,017	244,384
Series 2014-17, Class SA 5.902% (6.05% – LIBOR 1 Month), 04/25/2044(e) (j)		2,766	698,088
Series 2014-78, Class SE 5.952% (6.10% – LIBOR 1 Month), 12/25/2044(e) (j)		829	147,720
Series 2016-77, Class DS 5.852% (6.00% – LIBOR 1 Month), 10/25/2046(e) (j)		2,020	409,228
Series 2017-16, Class SG 5.902% (6.05% – LIBOR 1 Month), 03/25/2047(e) (j)		961	195,513

	Principal Amount (000)		U.S. $ Value
Series 2017-62, Class AS 6.002% (6.15% – LIBOR 1 Month), 08/25/2047(e) (j)	U.S.$	972	$183,911
Series 2017-81, Class SA 6.052% (6.20% – LIBOR 1 Month), 10/25/2047(e) (j)		858	192,926
Series 2017-97, Class LS 6.052% (6.20% – LIBOR 1 Month), 12/25/2047(e) (j)		1,647	409,044
Series 2017-97, Class SW 6.052% (6.20% – LIBOR 1 Month), 12/25/2047(e) (j)		855	208,108
Series 2020-26, Class GS 5.852% (6.00% – LIBOR 1 Month), 05/25/2050(e) (j)		1,650	290,025
Government National Mortgage Association Series 2017-122, Class SA 6.048% (6.20% – LIBOR 1 Month), 08/20/2047(e) (j)		954	192,013
Series 2017-134, Class SE 6.048% (6.20% – LIBOR 1 Month), 09/20/2047(e) (j)		816	140,186
Series 2017-65, Class ST 5.998% (6.15% – LIBOR 1 Month), 04/20/2047(e) (j)		1,070	227,957

			6,543,107

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4976, Class MI 4.50%, 05/25/2050(f)		4,992	796,140
Series 5015, Class BI 4.00%, 09/25/2050(f)		3,810	620,060
Series 5018, Class EI 4.00%, 10/25/2050(f)		3,185	446,362
Series 5049, Class CI 3.50%, 12/25/2050(f)		4,247	542,084
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(f)		8,096	1,264,911

			3,669,557

Non-Agency Floating Rate – 0.0%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.248% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)		250	253,063

Total Collateralized Mortgage Obligations (cost $56,962,038)			57,828,357

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 3.8%
Industrial – 2.8%
Basic – 0.4%
Axalta Coating Systems LLC 3.375%, 02/15/2029(c)	U.S.$	1,222	$1,227,132
Ingevity Corp. 3.875%, 11/01/2028(c)		1,125	1,130,513
OCI NV 3.625%, 10/15/2025(c)	EUR	293	371,366
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(c)		530	715,576
Solvay SA 2.50%, 12/02/2025(d)		300	376,720
SPCM SA 2.00%, 02/01/2026(c)		311	385,211
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(c)		330	408,381
Series JAN 2.875%, 12/15/2027(c)		117	144,524

			4,759,423

Capital Goods – 0.3%
GFL Environmental, Inc. 3.50%, 09/01/2028(c)	U.S.$	1,313	1,336,345
Rolls-Royce PLC 0.875%, 05/09/2024(c)	EUR	690	794,470
Silgan Holdings, Inc. 2.25%, 06/01/2028		122	151,390
TransDigm, Inc. 6.25%, 03/15/2026(c)	U.S.$	864	920,713
Vertical Midco GmbH 4.375%, 07/15/2027(c)	EUR	605	779,941

			3,982,859

Communications - Media – 0.1%
Cable One, Inc. 4.00%, 11/15/2030(c)	U.S.$	792	823,371
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(c)	U.S.$	725	732,097
CSC Holdings LLC 6.75%, 11/15/2021		285	296,509

			1,851,977

Communications - Telecommunications – 0.2%
CenturyLink, Inc. 4.50%, 01/15/2029(c)		1,573	1,600,371
Telefonica Europe BV 3.75%, 03/15/2022(c) (d)	EUR	400	500,876

			2,101,247

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.3%
Allison Transmission, Inc. 3.75%, 01/30/2031(c)	U.S.$	2,054	$2,101,242
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)	EUR	385	487,633
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	475	534,147
Ford Motor Credit Co. LLC 4.063%, 11/01/2024		325	341,078
Tenneco, Inc. 5.00%, 07/15/2024(c)	EUR	260	322,397

			3,786,497

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023(c)	U.S.$	170	196,520
Carnival PLC 1.00%, 10/28/2029	EUR	490	428,005
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(c)	U.S.$	416	473,000
11.50%, 06/01/2025(c)		747	873,684

			1,971,209

Consumer Cyclical - Other – 0.2%
Hilton Domestic Operating Co., Inc. 4.00%, 05/01/2031(c)		1,594	1,680,905
International Game Technology PLC 6.50%, 02/15/2025(c)		885	989,660

			2,670,565

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(c)		1,691	1,694,889

Consumer Cyclical - Retailers – 0.0%
Dufry One BV 2.50%, 10/15/2024(c)	EUR	242	283,814

Consumer Non-Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023-03/15/2029(c)	U.S.$	1,532	1,552,419
4.625%, 01/15/2027(c)		171	181,692
Avantor Funding, Inc. 2.625%, 11/01/2025(c)	EUR	293	366,545
Catalent Pharma Solutions, Inc. 2.375%, 03/01/2028(c)		237	290,759
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(c)		123	150,699
Grifols SA 1.625%, 02/15/2025(c)		747	914,589
Spectrum Brands, Inc. 5.75%, 07/15/2025		821	847,666

	Principal Amount (000)		U.S. $ Value

Tenet Healthcare Corp. 4.625%, 07/15/2024	U.S.$	426	$436,437

			4,740,806

Energy – 0.1%
Hess Midstream Operations LP 5.625%, 02/15/2026(c)		546	569,554
Transocean Poseidon Ltd. 6.875%, 02/01/2027(c)		375	341,007

			910,561

Other Industrial – 0.2%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(c)		1,806	1,824,873
Rexel SA 2.125%, 06/15/2025(c)	EUR	450	551,804
SPIE SA 3.125%, 03/22/2024(c)		400	516,015

			2,892,692

Services – 0.1%
Intertrust Group BV 3.375%, 11/15/2025(c)		555	691,990

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(c)	U.S.$	225	231,862
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(c)		51	52,916
EMC Corp. 3.375%, 06/01/2023		645	673,496

			958,274

Transportation - Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(h)		800	920,506
Loxam SAS 4.25%, 04/15/2024(c)	EUR	160	198,885

			1,119,391

			34,416,194

Financial Institutions – 1.0%
Banking – 0.5%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(d)	U.S.$	400	427,380
Banco Santander SA 6.75%, 04/25/2022(c) (d)	EUR	500	645,184
Credit Suisse Group AG 7.50%, 07/17/2023-12/11/2023(c) (d)		2,194	2,410,651

	Principal Amount (000)			U.S. $ Value

Discover Financial Services Series D 6.125%, 06/23/2025(d)	U.S.$		2,363	$2,666,314
Intesa Sanpaolo SpA 5.017%, 06/26/2024(c)			400	437,264
Series E 3.928%, 09/15/2026(c)		EUR	29	39,823

				6,626,616

Finance – 0.3%
Lincoln Financing SARL 3.625%, 04/01/2024(c)			445	549,109
Navient Corp. 6.625%, 07/26/2021		U.S.$	1,140	1,167,691
SLM Corp. 4.20%, 10/29/2025			1,428	1,509,738

				3,226,538

Insurance – 0.2%
Molina Healthcare, Inc. 3.875%, 11/15/2030(c)			1,840	1,973,566

REITS – 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(c)			241	258,015

				12,084,735

Total Corporates - Non-Investment Grade (cost $43,970,844)				46,500,929

			Shares

INVESTMENT COMPANIES – 3.5%
Funds and Investment Trusts – 3.5%
AB All Market Real Return Portfolio - Class Z(k) (l) (cost $46,741,149)			5,123,656	43,346,133

			Principal Amount (000)

QUASI-SOVEREIGNS – 2.0%
Quasi-Sovereign Bonds – 2.0%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(c)		U.S.$	610	665,091
3.75%, 01/15/2031(c)			976	1,108,980
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(c)			600	673,500

				2,447,571

	Principal Amount (000)		U.S. $ Value

China – 1.1%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	37,240	$6,200,519
Series 1903 3.30%, 02/01/2024		2,600	397,868
Series 1904 3.68%, 02/26/2026		36,080	5,600,493
State Grid Overseas Investment Ltd. 4.125%, 05/07/2024(c)	U.S.$	951	1,044,614

			13,243,494

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(c)		762	841,058
Pertamina Persero PT 6.45%, 05/30/2044(c)		525	710,882
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(c)		294	311,364
4.125%, 05/15/2027(c)		495	547,903
5.45%, 05/21/2028(c)		618	739,283

			3,150,490

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(c)		647	864,014

Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031		131	130,673
6.75%, 09/21/2047		588	551,250
6.84%, 01/23/2030		381	396,621
7.69%, 01/23/2050		445	448,671

			1,527,215

Peru – 0.2%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(c)		1,955	1,979,437

South Africa – 0.0%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(c)		319	353,691

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.75%, 01/30/2030(c)		226	245,775
3.875%, 07/18/2029(c)		219	240,352

			486,127

Total Quasi-Sovereigns (cost $21,992,007)			24,052,039

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 1.1%
Other ABS - Fixed Rate – 0.5%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(c)	U.S.$	815	$819,646
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(c)		350	355,785
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		578	628,966
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		438	448,758
Marlette Funding Trust Series 2018-4A, Class A 3.71%, 12/15/2028(c)		65	65,595
Series 2019-1A, Class A 3.44%, 04/16/2029(c)		124	124,483
Series 2019-3A, Class A 2.69%, 09/17/2029(c)		326	328,464
Series 2020-1A, Class A 2.24%, 03/15/2030(c)		193	193,729
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(c)		82	82,646
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(c)		774	827,633
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(c)		232	234,143
Series 2017-6, Class A2 2.82%, 11/25/2026(c)		168	168,535
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(c)		277	284,954
Series 2018-3, Class A2 3.67%, 08/25/2027(c)		255	256,283
Series 2019-3, Class A 2.90%, 05/25/2028(c)		181	183,237
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(c)		670	673,447

			5,676,304

Autos - Fixed Rate – 0.4%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,240	1,306,813
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		500	541,751

	Principal Amount (000)		U.S. $ Value

Exeter Automobile Receivables Trust Series 2019-3A, Class B 2.58%, 08/15/2023(c)	U.S.$	537	$540,512
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(c)		522	525,384
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(c)		330	335,167
Series 2016-4, Class D
3.89%, 11/15/2022(c)		435	441,615
Series 2018-3, Class B
3.59%, 12/16/2024(c)		600	610,150
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.67%, 09/25/2021(c)		157	156,886
Series 2017-1A, Class A 2.96%, 10/25/2021(c)		318	318,471
Series 2018-1A, Class A 3.29%, 02/25/2024(c)		103	102,628
Series 2019-1A, Class A 3.71%, 03/25/2023(c)		257	257,636
Series 2019-2A, Class A 3.42%, 05/25/2025(c)		121	121,369
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(c)		114	114,379

			5,372,761

Credit Cards - Fixed Rate – 0.2%
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024		1,340	1,344,337
Series 2018-B, Class M 3.81%, 07/15/2025		445	449,808
Series 2019-B, Class M 3.04%, 04/15/2026		1,065	1,097,592

			2,891,737

Total Asset-Backed Securities (cost $13,664,319)			13,940,802

COLLATERALIZED LOAN OBLIGATIONS – 1.1%
CLO - Floating Rate – 1.1%
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.965% (LIBOR 3 Month + 1.75%), 04/26/2031(c) (e)		250	242,369
Dryden CLO Ltd. Series 2020-77A, Class A 2.224% (LIBOR 3 Month + 2.00%), 05/20/2031(c) (e)		730	732,400

	Principal Amount (000)		U.S. $ Value
Series 2020-78A, Class C 2.168% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)	U.S.$	830	$830,532
Series 2020-78A, Class D 3.218% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		500	493,274
Elevation CLO Ltd. Series 2020-11A, Class C 2.437% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)		670	655,365
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.118% (LIBOR 3 Month + 1.90%), 04/20/2031(c) (e)		1,079	1,081,525
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.845% (LIBOR 3 Month + 1.63%), 04/26/2031(c) (e)		250	248,694
ICG US CLO Ltd. Series 2015-1A, Class A1R 1.358% (LIBOR 3 Month + 1.14%), 10/19/2028(c) (e)		570	569,999
Kayne CLO Ltd. Series 2020-7A, Class C 2.218% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)		250	250,031
Magnetite CLO Ltd. Series 2020-26A, Class A 1.987% (LIBOR 3 Month + 1.75%), 07/15/2030(c) (e)		1,351	1,354,994
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.452% (LIBOR 3 Month + 1.18%), 12/18/2030(c) (e)		678	673,835
OCP CLO Ltd. Series 2020-18A, Class A 2.018% (LIBOR 3 Month + 1.80%), 04/20/2030(c) (e)		1,089	1,090,858
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.40% (LIBOR 3 Month + 1.18%), 11/18/2031(c) (e)		461	460,692
OZLM XVIII Ltd. Series 2018-18A, Class A 1.257% (LIBOR 3 Month + 1.02%), 04/15/2031(c) (e)		745	739,233
OZLM XXII Ltd. Series 2018-22A, Class A1 1.288% (LIBOR 3 Month + 1.07%), 01/17/2031(c) (e)		302	299,873
Romark CLO III Ltd. Series 2019-3A, Class A1 1.607% (LIBOR 3 Month + 1.37%), 07/15/2032(c) (e)		650	650,050

	Principal Amount (000)		U.S. $ Value

SCFF I Ltd. Series 2020-1A, Class A2A 3.487% (LIBOR 3 Month + 3.25%), 04/15/2031(c) (e)	U.S.$	250	$251,116
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.237% (LIBOR 3 Month + 1.00%), 04/15/2031(c) (e)		1,050	1,043,775
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 1.377% (LIBOR 3 Month + 1.14%), 01/15/2031(c) (e)		722	719,814
Series 2017-4A, Class B 1.674% (LIBOR 3 Month + 1.45%), 11/20/2030(c) (e)		300	298,087
Voya CLO Ltd. Series 2019-1A, Class DR 3.087% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)		340	324,321

Total Collateralized Loan Obligations (cost $13,059,687)			13,010,837

GOVERNMENTS - SOVEREIGN BONDS – 0.8%
Chile – 0.0%
Chile Government International Bond 1.625%, 01/30/2025	EUR	438	569,863

Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	563	597,624

Indonesia – 0.1%
Indonesia Government International Bond 3.375%, 07/30/2025 (c)	EUR	470	648,101

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050	U.S.$	766	920,636

Mexico – 0.2%
Mexico Government International Bond
3.90%, 04/27/2025		871	979,823
4.75%, 04/27/2032		745	895,397

			1,875,220

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026		817	869,288

Qatar – 0.1%
Qatar Government International Bond
3.40%, 04/16/2025(c)		443	488,131
3.875%, 04/23/2023(c)		750	805,312

			1,293,443

	Principal Amount (000)		U.S. $ Value

Saudi Arabia – 0.0%
Saudi Government International Bond 2.90%, 10/22/2025(c)	U.S.$	428	$461,170

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 1.70%, 03/02/2031(c)		909	906,727
2.50%, 04/16/2025(c)		955	1,020,657
3.875%, 04/16/2050(c)		633	768,897

			2,696,281

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		268	329,330

Total Governments - Sovereign Bonds (cost $9,350,331)			10,260,956

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		295	302,652
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)		661	694,463

			997,115

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		835	885,622
6.95%, 01/17/2028(c)		1,052	1,188,760
Odebrecht Finance Ltd. 5.25%, 06/27/2029(c) (m) (n)		215	9,070
7.125%, 06/26/2042(c) (m) (n)		760	33,725

			2,117,177

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		1,127	1,206,242

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		587	612,681

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		473	498,423
BRF SA 4.875%, 01/24/2030(c)		290	314,741

			813,164

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(c)		196	214,315

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(c)	U.S.$	615	$650,555
7.375%, 02/09/2024(c)		510	531,197

			1,181,752

			7,142,446

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(i)		133	136,559

Total Emerging Markets - Corporate Bonds (cost $7,345,193)			7,279,005

COVERED BONDS – 0.5%
BPCE SFH SA 2.375%, 11/29/2023(c)	EUR	600	794,810
Commonwealth Bank of Australia Series E 0.75%, 11/04/2021(c)		610	752,987
Credit Suisse AG/Guernsey 1.75%, 01/15/2021(c)		560	684,548
DNB Boligkreditt AS 3.875%, 06/16/2021(c)		473	589,305
National Bank of Canada 1.50%, 03/25/2021(c)		461	565,664
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(c)		435	530,068
UBS AG/London 4.00%, 04/08/2022(c)		495	638,908
1.375%, 04/16/2021(c)		1,105	1,357,078
Westpac Banking Corp. Series E 1.50%, 03/24/2021(c)	EUR	585	717,781

Total Covered Bonds (cost $6,055,513)			6,631,149

EMERGING MARKETS - SOVEREIGNS – 0.4%
Bahrain – 0.1%
Bahrain Government International Bond 5.625%, 09/30/2031(c)	U.S.$	690	729,675

Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(c)		1,307	1,440,559
5.95%, 01/25/2027(c)		626	730,268

			2,170,827

Egypt – 0.0%
Egypt Government International Bond 6.125%, 01/31/2022(c)		433	451,267

	Principal Amount (000)		U.S. $ Value

Ivory Coast – 0.1%
Ivory Coast Government International Bond 5.875%, 10/17/2031(c)	EUR	290	$391,367
6.625%, 03/22/2048(c)		145	195,905

			587,272

Nigeria – 0.0%
Nigeria Government International Bond 6.75%, 01/28/2021(c)	U.S.$	305	304,905

South Africa – 0.0%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		515	535,600

Total Emerging Markets - Sovereigns (cost $4,291,455)			4,779,546

EMERGING MARKETS - TREASURIES – 0.4%
South Africa – 0.4%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $3,245,071)	ZAR	68,590	4,450,537

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
City of New York Series 2021D 1.923%, 08/01/2031(o)	U.S.$	885	904,036
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		745	756,101
State Board of Administration Finance Corp. Series 2020A 1.705%, 07/01/2027		652	676,770
State of California 5.70%, 11/01/2021		935	977,187
Tobacco Settlement Finance Authority 3.00%, 06/01/2035		875	881,055

Total Local Governments - US Municipal Bonds (cost $4,131,846)			4,195,149

GOVERNMENTS - SOVEREIGN AGENCIES – 0.3%
Canada – 0.3%
Canada Housing Trust No. 1
1.80%, 12/15/2024(c)	CAD	3,065	2,529,630
1.95%, 12/15/2025(c)		835	698,392

Total Governments - Sovereign Agencies (cost $3,076,781)			3,228,022

	Principal Amount (000)		U.S. $ Value

AGENCIES – 0.1%
Agency Debentures – 0.1%
Federal Home Loan Bank 2.50%, 02/13/2024	U.S.$	585	$626,775
1.875%, 07/07/2021		1,210	1,220,817

Total Agencies (cost $1,793,418)			1,847,592

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Province of Manitoba Canada 3.85%, 12/01/2021 (cost $1,258,774)	CAD	1,220	990,156

SUPRANATIONALS – 0.1%
Supranationals – 0.1%
European Investment Bank 4.75%, 08/07/2024(c) (cost $617,628)	AUD	809	721,364

	Shares

SHORT-TERM INVESTMENTS – 5.0%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(k) (l) (p) (cost $34,785,334)		34,785,334	34,785,334

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 1.7%
Japan – 1.7%
Japan Treasury Discount Bill Series 953 Zero Coupon, 03/01/2021	JPY	1,253,950	12,146,149
Series 956 Zero Coupon, 03/15/2021		902,600	8,743,214

Total Governments - Treasuries (cost $20,672,505)			20,889,363

U.S. Treasury Bills – 0.5%
U.S. Treasury Bill Zero Coupon, 01/12/2021 (cost $6,039,871)	U.S.$	6,040	6,039,946

Short-Term Municipal Notes – 0.0%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $171,847)		170	171,999

Total Short-Term Investments (cost $61,669,557)			61,886,642

Total Investments – 101.1% (cost $1,170,924,552)(q)			1,241,027,035
Other assets less liabilities – (1.1)%			(13,548,538)

Net Assets – 100.0%			$1,227,478,497

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	11	March 2021	$16,184,398	$(12,319)
Australian 10 Yr Bond Futures	239	March 2021	27,128,180	52,556
Canadian 10 Yr Bond Futures	66	March 2021	7,730,851	31,875
Euro Buxl 30 Yr Bond Futures	1	March 2021	275,164	(319)
Euro STOXX 50 Index Futures	754	March 2021	32,699,908	532,098
Euro-BOBL Futures	89	March 2021	14,697,697	16,202
FTSE 100 Index Futures	108	March 2021	9,481,703	(72,888)
MSCI Emerging Markets Futures	681	March 2021	43,863,210	1,264,862
MSCI Singapore IX ETS Futures	26	December 2020	645,377	5,138
MSCI Singapore IX ETS Futures	303	January 2021	7,412,220	(44,959)
Russell 2000 E-Mini Futures	217	March 2021	21,426,580	792,822
S&P 500 E-Mini Futures	1,211	March 2021	226,989,840	5,051,861
S&P Mid 400 E Mini Futures	62	March 2021	14,281,700	421,719
S&P/TSX 60 Index Futures	150	March 2021	24,249,352	(261,001)
SPI 200 Futures	22	March 2021	2,771,835	(35,124)
TOPIX Index Futures	243	March 2021	42,467,048	871,712
TOPIX Index Futures	288	January 2021	6,574,651	(51,368)
U.S. 10 Yr Ultra Futures	28	March 2021	4,378,062	(10,662)
U.S. Long Bond (CBT) Futures	35	March 2021	6,061,562	(77,385)
U.S. T-Note 10 Yr (CBT) Futures	350	March 2021	48,327,344	38,210
U.S. T-Note 2 Yr (CBT) Futures	827	March 2021	182,747,617	155,962
U.S. T-Note 5 Yr (CBT) Futures	181	March 2021	22,835,695	52,096
U.S. Ultra Bond (CBT) Futures	68	March 2021	14,522,250	(250,684)
Sold Contracts
10 Yr Canadian Bond Futures	84	March 2021	9,839,265	(40,412)
10 Yr Mini Japan Government Bond Futures	35	March 2021	5,146,869	7,282
Euro Buxl 30 Yr Bond Futures	56	March 2021	15,409,210	(104,054)
Euro-BOBL Futures	4	March 2021	660,571	386
Euro-Bund Futures	64	March 2021	13,888,891	(25,157)
Hang Seng Index Futures	37	January 2021	6,495,385	(202,612)
Long Gilt Futures	93	March 2021	17,237,648	(175,618)
MSCI Singapore IX ETS Futures	26	December 2020	645,377	(4,230)
U.S. 10 Yr Ultra Futures	178	March 2021	27,831,969	87,277
U.S. Long Bond (CBT) Futures	2	March 2021	346,375	2,747
U.S. T-Note 10 Yr (CBT) Futures	74	March 2021	10,217,781	(11,662)
U.S. T-Note 2 Yr (CBT) Futures	141	March 2021	31,157,695	(33,215)
U.S. T-Note 5 Yr (CBT) Futures	164	March 2021	20,690,906	(48,750)
U.S. Ultra Bond (CBT) Futures	39	March 2021	8,328,938	84,444

				$8,006,830

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	3,055	USD	2,186	01/12/2021	$(169,442)
Bank of America, NA	RUB	173,659	USD	2,351	01/22/2021	5,903
Bank of America, NA	RUB	15,878	USD	214	01/22/2021	(868)
Bank of America, NA	USD	881	MXN	17,522	02/25/2021	(5,209)
Bank of America, NA	JPY	74,026	USD	715	02/26/2021	(2,437)
Barclays Bank PLC	USD	2,358	IDR	34,015,795	01/15/2021	84,749
Barclays Bank PLC	RUB	761,666	USD	10,322	01/22/2021	35,981
Barclays Bank PLC	USD	860	ZAR	12,888	02/04/2021	13,661
Barclays Bank PLC	USD	2,641	CNY	17,303	02/10/2021	8,433
Barclays Bank PLC	CAD	31,161	USD	24,340	02/18/2021	(143,695)
BNP Paribas SA	USD	6,189	SGD	8,329	01/07/2021	113,273
BNP Paribas SA	AUD	6,079	USD	4,507	01/12/2021	(179,714)
BNP Paribas SA	SEK	38,867	USD	4,588	01/15/2021	(136,973)
BNP Paribas SA	USD	2,812	SEK	23,833	01/15/2021	85,275
BNP Paribas SA	GBP	4,890	USD	6,539	01/21/2021	(148,998)
BNP Paribas SA	USD	12,935	GBP	9,594	01/21/2021	186,606
BNP Paribas SA	USD	3,589	ZAR	54,222	02/04/2021	85,008
BNP Paribas SA	USD	15,807	EUR	12,942	03/17/2021	29,740
Citibank, NA	USD	2,339	AUD	3,264	01/12/2021	178,144
Citibank, NA	CLP	6,251,373	USD	8,227	01/14/2021	(570,012)
Citibank, NA	COP	8,899,385	USD	2,505	01/14/2021	(100,546)
Citibank, NA	KRW	3,805,514	USD	3,480	01/14/2021	(17,473)
Citibank, NA	PEN	2,124	USD	591	01/14/2021	4,343
Citibank, NA	USD	6,923	CLP	5,208,168	01/14/2021	406,444
Citibank, NA	USD	3,253	COP	11,318,818	01/14/2021	60,714
Citibank, NA	USD	15,070	KRW	17,142,986	01/14/2021	687,100
Citibank, NA	USD	634	PEN	2,273	01/14/2021	(5,953)
Citibank, NA	IDR	38,938,941	USD	2,763	01/15/2021	(33,932)
Citibank, NA	SEK	111,248	USD	13,146	01/15/2021	(377,519)
Citibank, NA	USD	1,389	SEK	11,718	01/15/2021	35,359
Citibank, NA	USD	1,744	CHF	1,544	01/29/2021	1,399
Citibank, NA	CNY	189,002	USD	28,838	02/10/2021	(101,145)
Citibank, NA	USD	53	CNY	348	02/10/2021	186
Citibank, NA	USD	3,571	CNY	23,290	02/10/2021	(4,534)
Citibank, NA	CAD	860	USD	675	02/18/2021	(622)
Citibank, NA	USD	20,439	CAD	26,144	02/18/2021	103,261
Citibank, NA	JPY	5,187,728	USD	49,846	02/26/2021	(425,901)
Citibank, NA	USD	14,570	JPY	1,516,354	02/26/2021	124,489
Credit Suisse International	SGD	4,172	USD	3,052	01/07/2021	(104,589)
Credit Suisse International	USD	3,103	SGD	4,186	01/07/2021	63,646
Credit Suisse International	USD	1,411	SEK	12,317	01/15/2021	86,277
Credit Suisse International	USD	861	TRY	6,812	01/21/2021	50,590
Deutsche Bank AG	USD	31,349	JPY	3,265,215	02/26/2021	292,935
Goldman Sachs Bank USA	USD	3,069	SGD	4,172	01/07/2021	87,558
Goldman Sachs Bank USA	USD	12,846	AUD	18,226	01/12/2021	1,207,103
Goldman Sachs Bank USA	NOK	37,622	USD	4,095	01/15/2021	(293,131)
Goldman Sachs Bank USA	USD	3,025	RUB	233,215	01/22/2021	124,149
Goldman Sachs Bank USA	TWD	78,207	USD	2,784	01/27/2021	(8,530)
Goldman Sachs Bank USA	JPY	86,041	USD	826	02/26/2021	(7,658)
HSBC Bank USA	BRL	6,820	USD	1,312	01/05/2021	(632)
HSBC Bank USA	USD	1,337	BRL	6,820	01/05/2021	(23,990)
HSBC Bank USA	USD	20,815	SEK	184,141	01/15/2021	1,569,247
HSBC Bank USA	USD	5,569	RUB	429,419	01/22/2021	229,838
HSBC Bank USA	USD	740	CAD	941	02/18/2021	(538)
HSBC Bank USA	JPY	141,137	USD	1,361	02/26/2021	(6,969)
JPMorgan Chase Bank, NA	SGD	9,042	USD	6,716	01/07/2021	(125,516)
JPMorgan Chase Bank, NA	USD	5,860	AUD	7,918	01/12/2021	244,769
JPMorgan Chase Bank, NA	NOK	16,531	USD	1,735	01/15/2021	(193,409)
JPMorgan Chase Bank, NA	SEK	210,898	USD	24,214	01/15/2021	(1,422,828)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	5,783	NOK	51,778	01/15/2021	$256,025
JPMorgan Chase Bank, NA	USD	13,480	SEK	115,299	01/15/2021	536,306
JPMorgan Chase Bank, NA	GBP	2,770	USD	3,699	01/21/2021	(89,428)
JPMorgan Chase Bank, NA	USD	3,225	CHF	2,870	01/29/2021	18,966
JPMorgan Chase Bank, NA	USD	1,378	ZAR	21,045	02/04/2021	48,316
JPMorgan Chase Bank, NA	USD	3,845	CNY	25,120	02/10/2021	1,594
JPMorgan Chase Bank, NA	USD	1,698	MXN	34,338	02/25/2021	17,765
JPMorgan Chase Bank, NA	JPY	583,462	USD	5,638	02/26/2021	(16,527)
JPMorgan Chase Bank, NA	USD	4,016	EUR	3,296	03/17/2021	17,179
Morgan Stanley & Co., Inc.	AUD	58,343	USD	41,636	01/12/2021	(3,347,868)
Morgan Stanley & Co., Inc.	NOK	8,516	USD	904	01/15/2021	(89,510)
Morgan Stanley & Co., Inc.	SEK	42,597	USD	4,854	01/15/2021	(323,956)
Morgan Stanley & Co., Inc.	USD	6,836	NOK	62,662	01/15/2021	471,926
Morgan Stanley & Co., Inc.	USD	5,188	SEK	44,821	01/15/2021	260,917
Morgan Stanley & Co., Inc.	MYR	12,300	USD	2,951	03/25/2021	(120,793)
Morgan Stanley Capital Services, Inc.	BRL	34,176	USD	6,537	01/05/2021	(43,046)
Morgan Stanley Capital Services, Inc.	USD	6,478	BRL	34,176	01/05/2021	101,426
Morgan Stanley Capital Services, Inc.	NOK	24,675	USD	2,827	01/15/2021	(50,643)
Morgan Stanley Capital Services, Inc.	GBP	12,565	USD	16,662	01/21/2021	(522,788)
Morgan Stanley Capital Services, Inc.	USD	6,399	GBP	4,774	01/21/2021	129,883
Morgan Stanley Capital Services, Inc.	CHF	5,644	USD	6,221	01/29/2021	(159,873)
Morgan Stanley Capital Services, Inc.	USD	3,247	BRL	17,088	02/02/2021	41,757
Morgan Stanley Capital Services, Inc.	JPY	628,201	USD	6,030	02/26/2021	(57,548)
Morgan Stanley Capital Services, Inc.	USD	1,514	JPY	156,832	02/26/2021	5,558
Morgan Stanley Capital Services, Inc.	NZD	19,395	USD	13,827	03/05/2021	(130,983)
Natwest Markets PLC	USD	2,767	INR	206,945	01/15/2021	63,575
Natwest Markets PLC	USD	2,345	ZAR	34,418	02/04/2021	(13,032)
Natwest Markets PLC	CNY	4,491	USD	685	02/10/2021	(2,576)
Standard Chartered Bank	KRW	15,273,059	USD	13,692	01/14/2021	(346,992)
Standard Chartered Bank	USD	3,347	KRW	3,730,329	01/14/2021	81,419
Standard Chartered Bank	INR	126,636	USD	1,707	01/15/2021	(25,463)
Standard Chartered Bank	USD	5,103	IDR	73,379,462	01/15/2021	167,138
Standard Chartered Bank	USD	2,373	INR	176,252	01/15/2021	37,579
Standard Chartered Bank	USD	1,704	GBP	1,274	01/21/2021	38,541
Standard Chartered Bank	USD	2,818	TWD	79,359	01/27/2021	15,867
Standard Chartered Bank	USD	603	ZAR	8,924	02/04/2021	1,393
State Street Bank & Trust Co.	AUD	5,661	USD	4,235	01/12/2021	(129,639)
State Street Bank & Trust Co.	USD	1,924	AUD	2,654	01/12/2021	121,663
State Street Bank & Trust Co.	SEK	4,083	USD	485	01/15/2021	(11,639)
State Street Bank & Trust Co.	USD	358	SEK	2,963	01/15/2021	2,148
State Street Bank & Trust Co.	GBP	156	USD	207	01/21/2021	(6,499)
State Street Bank & Trust Co.	USD	5,332	GBP	4,021	01/21/2021	167,062

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	1,083	USD	1,195	01/29/2021	$(28,873)
State Street Bank & Trust Co.	USD	88	CHF	79	01/29/2021	2,324
State Street Bank & Trust Co.	USD	1,297	BRL	6,820	02/02/2021	15,458
State Street Bank & Trust Co.	USD	1,697	ZAR	25,208	02/04/2021	11,375
State Street Bank & Trust Co.	USD	514	ZAR	7,530	02/04/2021	(3,878)
State Street Bank & Trust Co.	ZAR	160,942	USD	10,385	02/04/2021	(521,805)
State Street Bank & Trust Co.	MXN	8,066	USD	406	02/25/2021	2,496
State Street Bank & Trust Co.	USD	456	MXN	9,080	02/25/2021	(2,123)
State Street Bank & Trust Co.	JPY	458,688	USD	4,404	02/26/2021	(40,858)
State Street Bank & Trust Co.	EUR	175	USD	215	03/17/2021	1,105
State Street Bank & Trust Co.	USD	945	EUR	775	03/17/2021	2,848
State Street Bank & Trust Co.	USD	147	EUR	119	03/17/2021	(871)
State Street Bank & Trust Co.	USD	2,072	PLN	7,634	03/24/2021	(27,923)
UBS AG	SGD	3,473	USD	2,606	01/07/2021	(21,691)
UBS AG	COP	9,519,044	USD	2,541	01/14/2021	(245,908)
UBS AG	USD	7,092	RUB	546,992	01/22/2021	295,116
UBS AG	CAD	20,678	USD	16,152	02/18/2021	(95,144)
UBS AG	USD	1,785	NZD	2,504	03/05/2021	16,983
UBS AG	EUR	47,872	USD	58,479	03/17/2021	(99,343)
UBS AG	USD	20,251	EUR	16,577	03/17/2021	34,401

						$(1,997,694)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	(1.00)%	Quarterly	0.63%	USD	51,080	$(850,296)	$(348,851)	$(501,445)
iTraxx Australia Series 33, 5 Year Index, 06/20/2025*	(1.00)	Quarterly	0.52	USD	3,700	(79,040)	(30,891)	(48,149)
Malaysia,12/20/2025*	(1.00)	Quarterly	0.37	USD	26,220	(829,061)	(648,978)	(180,083)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.24	USD	13,820	(470,525)	(292,530)	(177,995)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	2.52%	USD	1,765	$165,330	$(164,166)	$329,496
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.75	USD	1,570	148,126	88,128	59,998

						$(1,915,466)	$(1,397,288)	$(518,178)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	28,500	02/26/2022	CPI#	1.440%	Maturity	$(53,939)	$—	$(53,939)
USD	17,150	02/28/2022	CPI#	1.352%	Maturity	(64,151)	—	(64,151)
USD	5,000	07/15/2022	1.484%	CPI#	Maturity	35,071	—	35,071
USD	28,500	02/26/2025	1.589%	CPI#	Maturity	383,543	—	383,543
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	286,251	—	286,251

						$586,775	$—	$586,775

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,550	04/02/2021	2.403%	3 Month LIBOR	Semi-Annual/ Quarterly	$(50,304)	$—	$(50,304)
USD	1,220	04/18/2021	2.508%	3 Month LIBOR	Semi-Annual/ Quarterly	(13,750)	—	(13,750)
CAD	25,350	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	414,461	104	414,357
BRL	11,018	01/02/2023	1 Day CDI	3.975%	Maturity	6,112	—	6,112
BRL	10,886	01/02/2023	1 Day CDI	4.590%	Maturity	33,188	—	33,188
BRL	10,097	01/02/2023	1 Day CDI	4.175%	Maturity	14,281	—	14,281
BRL	10,065	01/02/2023	1 Day CDI	4.053%	Maturity	9,001	—	9,001
CAD	13,360	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	492,748	6	492,742
SEK	111,300	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/Annual	(214,857)	55	(214,912)
CAD	15,850	03/24/2025	3 Month CDOR	0.958%	Semi-Annual/ Semi-Annual	135,530	151	135,379
USD	610	04/21/2025	1.972%	3 Month LIBOR	Semi-Annual/ Quarterly	(44,488)	—	(44,488)
USD	57,920	06/09/2025	0.512%	3 Month LIBOR	Semi-Annual/ Quarterly	(371,416)	—	(371,416)
USD	370	06/09/2025	2.470%	3 Month LIBOR	Semi-Annual/ Quarterly	(34,920)	—	(34,920)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	484	08/04/2025	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	$(46,458)	$—	$(46,458)
CAD	39,960	08/07/2025	3 Month CDOR	0.698%	Semi-Annual/ Semi-Annual	(140,732)	(696)	(140,036)
USD	10,290	10/01/2025	0.329%	3 Month LIBOR	Semi-Annual/ Semi-Annual	31,778	—	31,778
USD	1,990	04/27/2026	1.773%	3 Month LIBOR	Semi-Annual/ Semi-Annual	(143,363)	—	(143,363)
USD	840	10/04/2026	1.459%	3 Month LIBOR	Semi-Annual/ Semi-Annual	(47,932)	38,924	(86,856)
USD	420	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(28,552)	—	(28,552)
USD	420	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(28,897)	—	(28,897)
USD	1,040	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	(125,676)	(9,020)	(116,656)
USD	580	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(64,018)	18	(64,036)
USD	10,260	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	23,004	—	23,004
USD	6,030	07/20/2027	2.227%	3 Month LIBOR	Semi-Annual/ Quarterly	(690,747)	25,455	(716,202)
USD	1,360	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	(94,308)	—	(94,308)
USD	1,830	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(147,999)	—	(147,999)
USD	1,010	11/10/2035	2.613%	3 Month LIBOR	Semi-Annual/ Quarterly	(207,172)	—	(207,172)
EUR	2,300	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	5,546	—	5,546
EUR	2,300	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	(125,723)	—	(125,723)
EUR	2,380	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(37,898)	—	(37,898)
EUR	4,690	11/10/2050	0.023%	6 Month EURIBOR	Annual/ Semi-Annual	(79,140)	—	(79,140)

						$(1,572,701)	$54,997	$(1,627,698)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.87%	USD	1,502	$177,848	$102,674	$75,174
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,219	144,340	86,239	58,101
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,220	144,459	89,353	55,106

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.87%	USD	609	$72,110	$47,373	$24,737
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	302	35,760	20,087	15,673
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	302	35,760	20,087	15,673
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	286	33,865	19,449	14,416
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	654	77,547	129,700	(52,153)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	647	76,555	132,754	(56,199)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	796	94,318	161,118	(66,800)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	795	94,199	161,040	(66,841)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,636	193,981	327,395	(133,414)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	3,272	387,692	667,141	(279,449)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	745	88,274	130,069	(41,795)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	344	40,694	69,856	(29,162)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	396	46,922	77,338	(30,416)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	795	94,199	163,345	(69,146)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	8	(2,131)	(1,258)	(873)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	8	$(2,132)	$(1,006)	$(1,126)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	17	(4,529)	(1,688)	(2,841)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	25	(6,661)	(3,314)	(3,347)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	23	(6,131)	(2,708)	(3,423)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	36	(9,591)	(5,238)	(4,353)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	34	(9,059)	(4,403)	(4,656)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	33	(8,795)	(4,088)	(4,707)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	38	(10,127)	(4,862)	(5,265)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	38	(10,127)	(4,707)	(5,420)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	53	(14,125)	(6,566)	(7,559)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	49	(13,059)	(5,356)	(7,703)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	54	(14,392)	(6,036)	(8,356)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	58	(15,457)	(6,215)	(9,242)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	76	(20,260)	(8,948)	(11,312)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	78	(20,788)	(8,719)	(12,069)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/63*	2.00	Monthly	6.97	USD	370	(27,717)	(8,034)	(19,683)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	301	$(80,192)	$(43,599)	$(36,593)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	198	(52,750)	(13,366)	(39,384)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	35	(9,325)	(4,006)	(5,319)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	36	(9,591)	(2,018)	(7,573)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	218	(58,080)	(26,821)	(31,259)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	242	(64,474)	(27,027)	(37,447)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	243	(64,742)	(27,128)	(37,614)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	257	(68,469)	(17,586)	(50,883)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	2,000	(532,834)	(200,035)	(332,799)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	20	(5,329)	(2,966)	(2,363)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	18	(4,796)	(1,575)	(3,221)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	35	(9,325)	(3,375)	(5,950)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	35	(9,325)	(3,119)	(6,206)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	69	(18,383)	(7,273)	(11,110)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	150	(39,976)	(18,782)	(21,194)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	345	$(91,917)	$(55,056)	$(36,861)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	209	(55,681)	(17,633)	(38,048)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	239	(63,677)	(24,862)	(38,815)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	353	(94,047)	(46,907)	(47,140)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	483	(128,684)	(78,188)	(50,496)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	496	(132,147)	(74,444)	(57,703)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	700	(186,492)	(52,250)	(134,242)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	39	(10,391)	(3,715)	(6,676)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	40	(10,660)	(3,811)	(6,849)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	103	(27,442)	(12,833)	(14,609)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	165	(43,961)	(15,674)	(28,287)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	220	(58,614)	(26,575)	(32,039)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	637	(169,714)	(76,275)	(93,439)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	940	(250,437)	(73,066)	(177,371)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	2,473	(658,849)	(202,913)	(455,936)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	827	$(220,327)	$(67,385)	$(152,942)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	272	(72,465)	(18,727)	(53,738)

						$(1,659,654)	$1,072,882	$(2,732,536)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Barclays Bank PLC
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	10,562	06/20/2021	$(121,657)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $303,343,376 or 24.7% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(f)	IO - Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
HFX Trust Series 2017-1A, Class A3 3.647%, 03/15/2035	06/07/2019	$1,319,260	$1,319,799	0.11%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.398%, 11/25/2024	11/06/2015	47,876	46,318	0.00%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.109%, 11/15/2026	11/16/2015	245,409	218,691	0.02%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.145%, 03/27/2024	03/27/2024	513,973	489,842	0.04%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.895%, 05/27/2023	05/27/2023	722,349	696,574	0.06%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.845%, 10/27/2022	10/27/2022	223,023	220,406	0.02%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.495%, 02/27/2023	02/27/2023	490,899	480,768	0.04%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	133,000	136,559	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.398%, 11/25/2025	09/28/2015	289,876	282,857	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.648%, 11/25/2025	09/28/2015	86,789	85,821	0.01%

(j)	Inverse interest only security.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Affiliated investments.
(m)	Non-income producing security.
(n)	Defaulted.
(o)	When-Issued or delayed delivery security.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,913,563 and gross unrealized depreciation of investments was $(27,215,238), resulting in net unrealized appreciation of $71,698,325.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$324,215,573	$—	$324,215,573
Corporates - Investment Grade	—	254,790,783	—	254,790,783
Governments - Treasuries	—	226,254,661	—	226,254,661
Mortgage Pass-Throughs	—	67,066,521	—	67,066,521
Commercial Mortgage-Backed Securities	—	62,430,483	1,319,799	63,750,282
Collateralized Mortgage Obligations	—	57,828,357	—	57,828,357
Corporates - Non-Investment Grade	—	46,500,929	—	46,500,929
Investment Companies	43,346,133	—	—	43,346,133
Quasi-Sovereigns	—	24,052,039	—	24,052,039
Asset-Backed Securities	—	13,940,802	—	13,940,802
Collateralized Loan Obligations	—	13,010,837	—	13,010,837
Governments - Sovereign Bonds	—	10,260,956	—	10,260,956
Emerging Markets - Corporate Bonds	—	7,279,005	—	7,279,005
Covered Bonds	—	6,631,149	—	6,631,149
Emerging Markets - Sovereigns	—	4,779,546	—	4,779,546
Emerging Markets - Treasuries	—	4,450,537	—	4,450,537
Local Governments - US Municipal Bonds	—	4,195,149	—	4,195,149
Governments - Sovereign Agencies	—	3,228,022	—	3,228,022
Agencies	—	1,847,592	—	1,847,592
Local Governments - Provincial Bonds	—	990,156	—	990,156
Supranationals	—	721,364	—	721,364
Short-Term Investments:
Investment Companies	34,785,334	—	—	34,785,334
Governments - Treasuries	—	20,889,363	—	20,889,363
U.S. Treasury Bills	—	6,039,946	—	6,039,946
Short- Term Municipal Notes	—	171,999	—	171,999

Total Investments in Securities	78,131,467	1,161,575,769	1,319,799	1,241,027,035
Other Financial Instruments(a):
Assets:
Futures	9,469,249	—	—	9,469,249

Investments in Securities:	Level 1	Level 2	Level 3	Total
Forward Currency Exchange Contracts	$—	$9,192,289	$—	$9,192,289
Centrally Cleared Credit Default Swaps	—	313,456	—	313,456
Centrally Cleared Inflation (CPI) Swaps	—	704,865	—	704,865
Centrally Cleared Interest Rate Swaps	—	1,165,649	—	1,165,649
Credit Default Swaps	—	1,838,523	—	1,838,523
Liabilities:
Futures	(1,163,480)	(298,939)	—	(1,462,419)
Forward Currency Exchange Contracts	—	(11,189,983)	—	(11,189,983)
Centrally Cleared Credit Default Swaps	—	(2,228,922)	—	(2,228,922)
Centrally Cleared Inflation (CPI) Swaps	—	(118,090)	—	(118,090)
Centrally Cleared Interest Rate Swaps	—	(2,738,350)	—	(2,738,350)
Credit Default Swaps	—	(3,498,177)	—	(3,498,177)
Total Return Swaps	—	(121,657)	—	(121,657)

Total	$86,437,236	$1,154,596,433	$1,319,799	$1,242,353,468

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

							Distributions
Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$38,200	$1,449	$0	$0	$3,697	$43,346	$1,449	$0
Government Money Market Portfolio	41,075	143,113	149,403	0	0	34,785	349	0
Total	$79,275	$144,562	$149,403	$0	$3,697	$78,131	$1,798	$0